CONDENSED CONSOLIDATED STATEMENT OF CASH FLOW (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
CASH FLOW FROM OPERATING ACTIVITIES
Net income/(loss) after tax	$ 50,672	$ (9,391)	$ 258,654	$ (2,181)
Items included in net income not affecting cash flows	35,420	33,500	115,866	105,140
Depreciation and amortization	31,117	29,656	92,217	84,922
Impairment charges	4,920	0	4,920	0
Amortization of upfront fees	1,352	2,053	4,977	6,073
Fair value (gain) / loss on derivative financial liabilities	(2,611)	1,510	10,477	12,853
Compensation related to options and restricted stock	982	438	4,124	1,877
Share of profit in associated companies	(340)	(158)	(850)	(585)
Income adjusted for non-cash items	86,091	24,110	374,520	102,958
Changes in operating assets and liabilities	45,186	(2,346)	73,997	3,139
Accounts receivable and accrued revenues	35,513	(12,633)	45,931	5,220
Capitalized voyage expenses	548	241	3,019	(861)
Prepaid expenses	1,020	288	500	962
Accounts payable and accrued expenses	(6,181)	(238)	(13,738)	(6,904)
Deferred shipping revenues	7,922	0	17,373	0
Bunkers, lube oils and consumables	6,334	9,962	20,919	4,615
Pension liability	31	35	(6)	105
Net cash provided by operating activities	131,278	21,764	448,517	106,097
CASH FLOW FROM INVESTING ACTIVITIES
Investment in vessels	(3,349)	(13,976)	(15,766)	(33,310)
Investment in property, plant and equipment	(46)	(35)	(391)	(47)
Net cash used in investing activities	(3,395)	(14,011)	(16,156)	(33,357)
CASH FLOW FROM FINANCING ACTIVITIES
Cash dividends paid	(81,983)	(2,848)	(180,509)	(21,345)
Repayment principal element of lease liability	(125)	(129)	(338)	(241)
Issuance of long-term debt	57,762	54,991	71,262	54,990
Purchase of treasury shares	0	0	0	(3,248)
Issuance of convertible bonds	0	0	0	(7)
Scheduled repayment of long-term debt	(16,444)	(15,394)	(48,381)	(47,481)
Prepayment of long-term debt	(149,703)	0	(266,643)	(35,000)
Net cash (used in)/provided by financing activities	(190,493)	36,620	(424,610)	(52,332)
Net (decrease)/increase in cash and cash equivalents	(62,610)	44,373	7,751	20,407
Cash and cash equivalents at beginning of period	137,717	70,978	67,356	94,944
Cash and cash equivalents at end of period	75,107	115,352	75,107	115,352
Specification of items included in operating activities:
Interest paid	9,225	12,377	29,233	38,151
Interest received	$ 3	$ 113	$ 199	$ 720